CONSOLIDATED CONDENSED BALANCE SHEETS (UNAUDITED) (Parenthetical) - $ / shares	Jan. 31, 2022	Jan. 31, 2021
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000,000	10,000,000,000
Common stock, shares issued	435,239,703	77,654,000
Common stock, shares outstanding	435,239,703	77,654,000
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	53,000	53,000
Preferred stock, shares outstanding	53,000	53,000
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	600,000	600,000
Preferred stock, shares outstanding	600,000	600,000
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	760,000	760,000
Preferred stock, shares outstanding	760,000	760,000